UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2016

Date of reporting period:  August 31, 2015

M.D. Sass Short Term U.S. Government Agency Income Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Principal
	Amount	Value
Mortgage Backed Securities - 78.06%
Fannie Mae-Aces
2014-M5, 0.553%, 01/25/2017 (a)	$867,603	$868,129
2014-M6, 0.477%, 12/25/2017 (a)	2,271,842	2,273,481
2012-M9, 4.196%, 12/25/2017 (a)(b)	11,578,403	791,656
2013-M11, 1.500%, 01/25/2018	471,930	475,145
2014-M8, 0.450%, 05/25/2018 (a)	2,762,975	2,766,128
2015-M4, 0.408%, 09/25/2018 (a)	467,795	468,429
2015-M10, 0.450%, 03/25/2019 (a)	992,137	991,119
2014-M10, 0.172%, 09/25/2019 (a)(b)	121,003,281	413,589
Fannie Mae Pool
735794, 7.000%, 06/01/2017	2,432	2,456
545825, 6.000%, 07/01/2017	24,795	25,464
254443, 6.000%, 09/01/2017	21,005	21,722
670372, 6.000%, 09/01/2017	31,704	32,589
254473, 5.500%, 10/01/2017	90,812	93,956
AL0217, 5.000%, 11/01/2018	140,005	145,814
555872, 5.000%, 11/01/2018	16,383	17,063
889972, 7.000%, 11/01/2018	731	752
725098, 5.500%, 12/01/2018	107,480	112,210
255176, 4.500%, 04/01/2019	36,924	38,468
774537, 4.500%, 04/01/2019	120,611	125,483
725527, 5.500%, 05/01/2019	27,636	28,799
255273, 4.500%, 06/01/2019	353,691	368,246
725792, 4.500%, 08/01/2019	56,642	59,058
725707, 5.000%, 08/01/2019	197,828	207,061
725993, 6.000%, 09/01/2019	46,448	47,945
735990, 4.500%, 11/01/2019	118,073	123,083
MA0267, 4.000%, 12/01/2019	250,654	263,045
357695, 4.500%, 01/01/2020	261,854	274,154
255547, 4.500%, 01/01/2020	196,303	205,536
995182, 5.500%, 06/01/2020	36,337	38,012
AB1233, 4.000%, 07/01/2020	760,166	798,117
MA0459, 4.000%, 07/01/2020	804,084	844,215
745440, 4.500%, 07/01/2020	204,758	213,470
AE0413, 4.000%, 10/01/2020	274,403	288,163
735920, 4.500%, 10/01/2020	788,262	825,842
MA0598, 3.500%, 12/01/2020	206,307	217,562
995158, 4.500%, 12/01/2020	381,687	399,775
745238, 6.000%, 12/01/2020	84,155	88,256
MA0630, 4.000%, 01/01/2021	451,413	474,151
MA0688, 4.000%, 03/01/2021	749,895	787,609
745453, 5.500%, 03/01/2021	136,051	146,418
MA0702, 3.000%, 04/01/2021	279,404	291,357
MA0704, 4.000%, 04/01/2021	398,156	418,208
253802, 6.500%, 05/01/2021	54,181	62,229
AE0125, 5.500%, 08/01/2021	95,098	100,738
890330, 5.000%, 10/01/2021	72,830	75,947
995528, 5.000%, 12/01/2021	291,922	313,193
AE0595, 4.500%, 03/01/2022	536,459	558,667
MA1030, 3.000%, 04/01/2022	378,257	394,526
889143, 4.500%, 05/01/2022	57,983	60,645
995160, 5.000%, 09/01/2022	136,807	142,483
889323, 5.500%, 11/01/2022	136,695	147,784
AB9394, 2.500%, 05/01/2023	470,653	483,925
890156, 5.000%, 05/01/2023	35,444	37,990
995874, 5.500%, 11/01/2023	13,567	14,646
995185, 5.000%, 12/01/2023	172,966	186,962
AS2052, 3.000%, 03/01/2024	435,753	455,027
MA1892, 3.000%, 05/01/2024	389,620	406,805
995865, 4.500%, 07/01/2024	322,219	342,480
255456, 5.500%, 10/01/2024	164,442	183,978
255667, 5.000%, 03/01/2025	199,451	219,899
AD3081, 4.000%, 04/01/2025	159,238	169,676
890216, 4.500%, 07/01/2025	135,860	146,301
735734, 5.500%, 07/01/2025	85,236	95,347

3.500%, 09/15/2025	4,125,000	4,347,523
255984, 4.500%, 11/01/2025	24,066	26,077
AE0368, 3.500%, 12/01/2025	358,996	379,426
256045, 5.000%, 12/01/2025	110,013	121,291
256247, 6.000%, 05/01/2026	25,769	29,093
AI1986, 4.000%, 05/01/2026	175,090	186,553
256272, 5.500%, 06/01/2026	856	957
48081, 4.689%, 12/01/2026 (a)	16,272	16,718
888281, 6.000%, 04/01/2027	137,643	155,384
47935, 4.803%, 05/01/2027 (a)	3,113	3,268
256714, 5.500%, 05/01/2027	141,323	158,041
252284, 6.500%, 01/01/2029	149,771	175,995
323591, 6.500%, 03/01/2029	43,078	49,507
MA0587, 4.000%, 12/01/2030	918,325	984,101
MA0949, 3.500%, 01/01/2032	247,188	260,434
295541, 3.952%, 10/01/2032 (a)	88,569	95,513
676661, 5.500%, 01/01/2033	165,235	186,484
555326, 5.500%, 04/01/2033	335,679	383,369
555531, 5.500%, 06/01/2033	344,828	389,211
555592, 5.500%, 07/01/2033	90,070	101,651
748375, 1.861%, 08/01/2033 (a)	5,325	5,616
733533, 4.500%, 08/01/2033	165,045	179,549
806484, 4.610%, 08/01/2033 (a)	79,736	85,790
725205, 5.000%, 03/01/2034	538,955	597,534
745096, 5.500%, 11/01/2034	162,286	183,170
995801, 5.500%, 12/01/2034	103,309	116,587
735989, 5.500%, 02/01/2035	66,201	74,712
888073, 5.500%, 02/01/2035	67,368	76,010
735670, 5.500%, 03/01/2035	134,094	151,333
735715, 5.500%, 05/01/2035	275,999	311,541
745751, 5.500%, 09/01/2035	79,652	89,873
889929, 5.500%, 08/01/2037	289,843	326,952
Fannie Mae REMICS
2002-7, 5.500%, 03/25/2017	59,983	61,284
2002-11, 5.500%, 03/25/2017	2,932	2,945
2002-7, 6.000%, 03/25/2017	10,479	10,626
2002-55-QE, 5.500%, 09/25/2017	59,577	61,065
2002-59B, 5.500%, 09/25/2017	175,509	181,012
2002-58, 5.500%, 09/25/2017	19,949	20,489
2002-55-GC, 5.500%, 09/25/2017	12,005	12,314
2002-57, 5.500%, 09/25/2017	44,326	45,494
2002-61, 5.500%, 10/25/2017	18,802	19,457
2002-74, 5.000%, 11/25/2017	48,701	50,147
2002-72, 5.500%, 11/25/2017	31,420	32,511
2002-62, 5.500%, 11/25/2017	98,385	101,887
2002-83, 5.000%, 12/25/2017	152,750	157,994
2003-21, 5.000%, 03/25/2018	43,801	45,233
2003-57, 3.500%, 06/25/2018	51,225	52,619
2003-57, 5.000%, 06/25/2018	7,599	7,907
2003-74, 3.750%, 08/25/2018	25,231	25,955
2003-91, 4.500%, 09/25/2018	116,516	120,624
2003-81, 4.500%, 09/25/2018	119,862	124,664
2003-108, 4.000%, 11/25/2018	172,492	178,075
2003-128, 4.000%, 01/25/2019	183,883	189,710
2004-19, 4.000%, 04/25/2019	180,582	186,366
2009-37, 4.000%, 04/25/2019	62,287	64,131
1999-15, 6.000%, 04/25/2019	71,855	76,222
2004-27, 4.000%, 05/25/2019	81,483	84,068
2004-36, 4.500%, 05/25/2019	106,473	110,767
2009-70, 5.000%, 08/25/2019	22,885	23,698
2011-9, 5.000%, 04/25/2020	331,380	347,365
1990-73, 0.000%, 07/25/2020 (c)	32,792	31,829
2011-68, 3.500%, 12/25/2020	85,435	88,422
2012-8, 2.000%, 12/25/2021	406,617	412,963
2003-17, 5.500%, 03/25/2023	205,056	223,564
2008-24, 5.000%, 04/25/2023	360,705	375,570
2008-36, 4.500%, 05/25/2023	179,669	190,915
2003-46, 4.000%, 06/25/2023	1,678	1,680
2003-80, 4.000%, 06/25/2023	3,023	3,081
2003-55, 5.000%, 06/25/2023	573,555	617,793
2003-48, 5.000%, 06/25/2023	137,914	148,917
2003-49, 5.500%, 06/25/2023	9,574	9,641

2008-62, 4.000%, 07/25/2023	136,698	141,740
2011-74, 4.000%, 03/25/2026	164,059	173,086
2001-64, 6.000%, 11/25/2031	260,342	292,235
2003-44, 0.949%, 06/25/2033 (a)	261,871	267,858
2005-27, 5.500%, 05/25/2034	28,631	30,041
2005-23, 5.000%, 04/25/2035	30,551	32,755
2005-62, 4.750%, 07/25/2035	42,098	44,635
2006-70, 0.000%, 06/25/2036 (c)	293,375	266,049
2007-1, 0.449%, 02/25/2037 (a)	85,329	85,212
2007-33, 5.500%, 04/25/2037	10,984	12,262
2009-15, 4.500%, 10/25/2037	1,017	1,018
2008-53, 1.049%, 07/25/2038 (a)	66,023	67,203
2010-90, 4.000%, 04/25/2040	279,368	290,104
FHLMC Multifamily Structured Pass Through Certificates
K-002, 4.879%, 05/19/2017	333,556	351,295
K-701, 3.882%, 11/25/2017 (a)	853,000	897,431
K-706, 1.691%, 06/25/2018	80,494	81,193
K-F01, 0.537%, 04/25/2019 (a)	75,094	74,934
K-714, 0.873%, 10/25/2020 (a)(b)	11,975,245	381,585
Q-001, 1.701%, 04/25/2021	904,824	907,417
K-023, 1.430%, 08/25/2022 (a)(b)	4,893,449	355,130
FHLMC-GNMA
G023, 0.649%, 11/25/2023 (a)	225,852	228,355
Freddie Mac Gold Pool
E0-1098, 6.000%, 02/01/2017	43,044	44,137
E0-1138, 6.500%, 03/01/2017	9,768	10,054
E0-1140, 6.000%, 05/01/2017	68,314	70,300
G1-1409, 6.000%, 05/01/2017	12,765	13,087
G1-1418, 6.500%, 07/01/2017	33,179	34,006
G1-1350, 6.000%, 10/01/2017	46,481	47,619
G1-1337, 5.500%, 11/01/2017	160,477	165,610
E0-1251, 5.500%, 11/01/2017	261,359	270,765
G1-1516, 6.000%, 03/01/2018	16,676	17,103
G1-1509, 6.000%, 03/01/2018	28,670	29,538
E0-1343, 5.000%, 04/01/2018	51,665	53,848
G1-1399, 5.500%, 04/01/2018	37,920	39,027
E0-1386, 5.000%, 06/01/2018	14,434	15,044
E0-1488, 5.000%, 10/01/2018	71,961	75,003
E0-1490, 5.000%, 11/01/2018	237,931	251,471
E0-1497, 5.500%, 11/01/2018	21,208	22,314
G1-2471, 4.500%, 12/01/2018	114,154	118,659
G1-2883, 5.000%, 12/01/2018	122,589	127,771
G1-1731, 5.500%, 12/01/2018	130,661	137,572
G1-1551, 5.500%, 02/01/2019	38,806	40,587
G1-1574, 6.000%, 02/01/2019	31,629	32,575
G1-3052, 5.000%, 03/01/2019	87,621	91,325
C9-0256, 6.500%, 03/01/2019	39,666	45,346
B1-5137, 4.000%, 06/01/2019	45,500	47,628
G1-2081, 4.500%, 06/01/2019	19,702	20,512
G1-1694, 6.500%, 09/01/2019	63,280	65,425
G1-8009, 5.000%, 09/01/2019	65,231	69,052
G1-8016, 5.000%, 10/01/2019	277,969	294,302
G1-3330, 6.000%, 10/01/2019	8,695	8,938
G1-8020, 4.500%, 11/01/2019	249,184	259,444
G1-1653, 5.500%, 12/01/2019	293,201	309,158
G1-1649, 4.500%, 02/01/2020	419,104	438,174
G1-1650, 5.000%, 02/01/2020	34,649	36,678
G1-2569, 4.000%, 05/01/2020	255,832	267,798
G1-1717, 5.000%, 06/01/2020	75,352	80,070
G1-1722, 5.000%, 07/01/2020	93,879	99,785
G1-1754, 6.000%, 07/01/2020	2,335	2,464
G1-1720, 4.500%, 08/01/2020	399,217	417,405
G1-3272, 4.500%, 08/01/2020	128,337	133,409
G1-1838, 6.000%, 08/01/2020	41,021	42,958
G1-3312, 4.500%, 09/01/2020	71,914	74,757
G1-1773, 5.000%, 10/01/2020	53,303	56,595
G1-3318, 5.000%, 10/01/2020	365,016	380,885
G1-2046, 4.000%, 12/01/2020	88,259	92,387
G1-2911, 4.000%, 02/01/2021	38,658	40,478
J1-4793, 3.500%, 03/01/2021	234,885	247,353
G1-1938, 4.500%, 03/01/2021	129,567	135,479
G1-2189, 5.500%, 03/01/2021	173,841	187,180

G1-2121, 5.500%, 04/01/2021	111,742	120,427
G1-1941, 5.500%, 04/01/2021	12,273	13,252
G1-4200, 4.000%, 06/01/2021	140,554	147,231
G1-2322, 5.500%, 07/01/2021	17,667	19,109
G1-2239, 5.500%, 07/01/2021	39,958	43,239
C9-0457, 6.500%, 07/01/2021	7,831	8,954
G1-3621, 6.500%, 08/01/2021	103,446	106,658
G1-2381, 5.000%, 09/01/2021	206,115	222,132
G1-2456, 4.000%, 10/01/2021	96,030	100,531
G1-2403, 5.000%, 10/01/2021	123,683	133,316
J1-7228, 3.000%, 11/01/2021	221,776	230,995
G1-2717, 5.500%, 11/01/2021	17,082	18,163
G1-4904, 4.500%, 12/01/2021	216,095	224,630
G1-2942, 4.500%, 01/01/2022	67,695	70,494
G1-2491, 5.000%, 01/01/2022	379,264	408,849
G1-2977, 5.500%, 10/01/2022	73,983	80,315
G3-0234, 6.500%, 11/01/2022	4,464	5,105
G1-2935, 5.000%, 01/01/2023	45,226	48,910
G1-3007, 5.000%, 03/01/2023	127,556	137,211
C9-0689, 4.500%, 07/01/2023	320,203	346,547
G1-3345, 6.500%, 10/01/2023	44,417	47,715
G1-4160, 6.000%, 01/01/2024	82,584	85,473
G1-3390, 6.000%, 01/01/2024	124,862	137,078
G1-3692, 5.500%, 02/01/2024	59,883	65,055
G1-3610, 5.500%, 02/01/2024	96,020	104,906
C9-0830, 4.500%, 05/01/2024	262,886	284,514
G1-5123, 3.000%, 06/01/2024	267,594	279,083
G1-4223, 5.500%, 07/01/2024	97,556	103,120
G1-8323, 4.500%, 09/01/2024	277,245	297,154
G1-8330, 4.500%, 11/01/2024	236,609	254,334
G1-4800, 4.000%, 06/01/2025	479,641	512,009
J1-2635, 4.000%, 07/01/2025	165,120	176,279
G3-0289, 7.000%, 09/01/2025	580,313	646,626
J1-3273, 3.500%, 10/01/2025	265,894	280,635
C9-0931, 5.000%, 11/01/2025	52,453	57,538
J1-3585, 3.500%, 11/01/2025	106,513	112,421
C9-0945, 5.000%, 01/01/2026	139,329	152,702
J1-4785, 4.000%, 03/01/2026	288,560	308,145
G1-4159, 4.000%, 06/01/2026	404,544	432,007
G1-5112, 4.500%, 06/01/2026	197,874	206,004
G1-4391, 5.000%, 06/01/2026	120,516	129,366
G3-0293, 5.000%, 07/01/2026	87,893	96,413
G1-5113, 4.500%, 09/01/2026	134,769	140,957
C9-0989, 6.000%, 09/01/2026	118,755	134,082
C9-0994, 6.000%, 10/01/2026	63,560	71,764
G1-4350, 4.000%, 12/01/2026	234,941	248,360
C9-1075, 6.000%, 08/01/2027	198,691	224,335
3.000%, 09/15/2027	3,900,000	4,043,264
G0-1584, 5.000%, 08/01/2033	174,350	194,130
G0-5168, 5.000%, 12/01/2034	38,330	42,636
G0-4913, 5.000%, 03/01/2038	166,525	182,950
H0-9207, 6.500%, 08/01/2038	165,452	185,900
Freddie Mac Non Gold Pool
54-9850, 8.000%, 12/01/2016	8	8
30-4276, 8.000%, 07/01/2018	1,029	1,065
Freddie Mac REMICS
2344, 6.000%, 08/15/2016	73,927	75,349
2354, 5.750%, 09/15/2016	37,321	37,988
2381, 5.500%, 11/15/2016	87,672	89,341
3787, 1.750%, 01/15/2017	241,096	241,889
2458, 5.500%, 06/15/2017	11,575	11,727
3669, 3.500%, 06/15/2017	9,715	9,714
3204, 5.000%, 08/15/2017	154,365	154,513
2503-BH, 5.500%, 09/15/2017	9,540	9,887
2503-TG, 5.500%, 09/15/2017	21,381	22,189
3390, 0.398%, 10/15/2017 (a)	146,857	147,028
2508, 5.000%, 10/15/2017	55,518	57,317
2513-JE, 5.000%, 10/15/2017	53,856	55,563
2510, 5.000%, 10/15/2017	28,930	29,872
2515, 5.000%, 10/15/2017	95,995	98,815
2509, 5.000%, 10/15/2017	9,303	9,582
2513-DB, 5.000%, 10/15/2017	29,972	30,914

2564, 5.500%, 10/15/2017	83,744	86,788
2543, 5.000%, 12/15/2017	108,615	112,415
2555, 4.250%, 01/15/2018	71,827	73,742
2564, 5.000%, 02/15/2018	113,845	118,098
2575, 5.000%, 02/15/2018	48,643	50,357
2617, 4.500%, 05/15/2018	225,451	233,003
2631, 4.500%, 06/15/2018	47,319	49,249
2627, 4.500%, 06/15/2018	83,010	85,916
2663, 5.000%, 08/15/2018	185,570	192,991
2686, 3.500%, 10/15/2018	143,047	147,149
2685, 4.000%, 10/15/2018	267,907	276,339
2695, 4.000%, 10/15/2018	212,784	219,533
2696, 4.000%, 10/15/2018	63,296	65,143
2707, 4.500%, 11/15/2018	126,758	132,163
2720, 5.000%, 12/15/2018	90,546	94,665
2735, 4.000%, 01/15/2019	259,852	268,215
2786, 4.000%, 04/15/2019	174,891	181,655
2790, 5.000%, 05/15/2019	115,367	120,067
3563, 4.000%, 08/15/2019	240,441	249,764
2895, 4.000%, 11/15/2019	137,229	142,269
3414, 4.000%, 12/15/2019	179,715	185,297
2934, 0.000%, 02/15/2020 (c)	91,346	89,646
2958, 4.500%, 04/15/2020	293,172	303,773
2999, 4.500%, 07/15/2020	114,917	120,309
3033, 4.500%, 09/15/2020	93,815	97,984
3621, 5.000%, 01/15/2021	83,196	83,790
3288, 4.500%, 03/15/2022	298,313	310,914
3291, 4.500%, 03/15/2022	221,009	231,587
2522, 5.500%, 11/15/2022	655,612	713,373
2649, 3.500%, 07/15/2023	53,506	55,436
2676, 5.000%, 09/15/2023	445,293	479,752
2720, 5.000%, 12/15/2023	170,686	184,276
3842, 3.500%, 12/15/2023	53,869	54,568
2783, 5.000%, 04/15/2024	262,879	284,700
2824, 5.000%, 07/15/2024	12,292	13,325
2835, 5.500%, 08/15/2024	146,412	159,665
2877, 5.000%, 10/15/2024	128,448	139,674
2892, 5.000%, 11/15/2024	495,746	536,974
3.500%, 03/15/2025	80,093	83,327
3784, 4.000%, 01/15/2026	85,077	90,602
3803, 4.000%, 11/15/2028	176,479	182,483
2344, 6.500%, 08/15/2031	41,712	48,987
2752, 5.000%, 10/15/2032	87,244	87,690
3136, 0.498%, 04/15/2036 (a)	319,202	321,434
3807, 4.000%, 11/15/2039	332,322	352,373
3867, 3.500%, 04/15/2040	250,536	262,879
Freddie Mac Strips
S0-1556, 0.000%, 04/01/2028 (c)	562,365	526,162
FRESB 2015-SB2 Mortgage Trust
2015-SB2, 2.086%, 07/25/2035 (a)	2,000,000	1,999,994
Ginnie Mae I Pool
781367X, 6.000%, 11/15/2016	5,272	5,368
781464X, 7.000%, 07/15/2017	5,518	5,678
603378X, 5.000%, 01/15/2018	26,784	27,613
781567X, 5.000%, 02/15/2018	29,240	30,701
781731X, 4.500%, 11/15/2018	131,253	136,521
782098X, 6.000%, 01/15/2020	164,650	172,633
781919X, 5.000%, 05/15/2020	326,207	346,672
782039X, 5.500%, 11/15/2020	129,185	138,237
782232X, 5.000%, 07/15/2021	214,912	228,305
782618X, 4.500%, 04/15/2024	214,885	231,138
741854X, 4.000%, 05/15/2025	343,887	364,745
Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	675,151	663,111
2009-104, 4.250%, 07/20/2036	163,956	165,650
2008-55, 5.000%, 07/20/2037	11,202	11,244
2010-112, 3.000%, 04/20/2038	91,733	93,543
2011-40, 2.500%, 06/20/2038	79,315	79,944
2009-15, 4.250%, 12/20/2038	329,048	341,470
2009-101, 4.000%, 08/20/2039	190,922	201,854
2009-69, 4.000%, 08/20/2039	248,546	266,275
2013-55, 1.579%, 12/16/2042	722,110	713,473

2015-97, 2.400%, 04/16/2043	998,080	1,007,002
2013-107, 0.712%, 11/16/2047 (a)(b)	6,776,092	340,854
2013-15, 0.627%, 08/16/2051 (a)(b)	7,317,733	406,683
2013-07, 0.616%, 05/16/2053 (a)(b)	10,064,987	522,640
2013-01, 0.915%, 02/16/2054 (a)(b)	9,533,558	693,414
2013-105, 0.685%, 06/16/2054 (a)(b)	4,788,641	207,640
2013-17, 0.907%, 06/16/2054 (a)(b)	18,102,561	1,010,801
2013-40, 1.041%, 06/16/2054 (a)(b)	12,119,104	746,973
2013-101, 0.849%, 10/16/2054 (a)(b)	6,931,414	354,819
2013-156, 0.916%, 06/16/2055 (a)(b)	7,499,380	439,524
2014-01, 0.738%, 09/16/2055 (a)(b)	8,546,621	465,141
2014-54, 0.850%, 09/16/2055 (a)(b)	12,117,774	755,155
2014-120, 0.765%, 04/16/2056 (a)(b)	3,440,980	209,595
2014-73, 0.831%, 04/16/2056 (a)(b)	13,029,823	772,688
2014-138, 0.871%, 04/16/2056 (a)(b)	2,849,122	204,637

Total MORTGAGE BACKED SECURITIES (Cost $83,442,646)		84,029,883

U.S. Government Note/Bond - 13.82%
United States Treasury Inflation Indexed Bond
0.125%, 04/15/2016	1,037,885	1,028,270
United States Treasury Note/Bond
0.375%, 02/15/2016	1,000,000	1,000,540
0.625%, 08/15/2016	3,325,000	3,331,387
0.625%, 12/31/2016	2,580,000	2,582,804
0.875%, 07/15/2017	850,000	852,407
1.750%, 09/30/2019	6,000,000	6,082,969

Total U.S. GOVERNMENT NOTE/BOND (Cost $14,912,938)		14,878,377

Short-Term Investments - 15.81%
First American U.S. Treasury Money Market Fund , 0.020%(a)	17,014,737	17,014,737
TOTAL SHORT-TERM INVESTMENTS (Cost $17,014,737)		17,014,737

Total Investments (Cost $115,370,321) - 107.69%		115,922,997
Other Assets in Excess of Liabilities- (7.69)%		(8,275,479)
TOTAL NET ASSETS - 100.00%		$107,647,518

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2015.
(b)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(c)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS* - 85.62%
Airlines - 2.57%
Delta Air Lines, Inc.	97,600	$4,272,928
Automobiles - 1.91%
Harley-Davidson, Inc.	56,600	3,172,430
Biotechnology - 5.04%
Baxalta, Inc.	104,000	3,655,600
Gilead Sciences, Inc.	45,000	4,728,150
		8,383,750
Capital Markets - 2.00%
Lazard Ltd. (a)	66,800	3,321,964
Commercial Services & Supplies - 2.83%
ADT Corp.	143,500	4,703,930
Computers & Peripherals - 2.40%
Apple, Inc.	35,480	4,000,725
Consumer Finance - 5.31%
Capital One Financial Corp.	60,500	4,703,875
Discover Financial Services	77,000	4,137,210
		8,841,085
Containers & Packaging - 2.29%
WestRock Co.	64,200	3,810,270
Food & Staples Retailing - 5.33%
CVS Health Corp.	43,200	4,423,680
Walgreens Boots Alliance, Inc.	51,400	4,448,670
		8,872,350
Food Products - 2.39%
Mondelez International, Inc.	93,900	3,977,604
Health Care Equipment & Supplies - 2.03%
Medtronic PLC (a)	46,800	3,383,172
Health Care Providers & Services - 2.33%
McKesson Corp.	19,600	3,872,568
Hotels, Restaurants & Leisure - 8.69%
Apollo Global Management, LLC	227,000	4,217,660
Aramark	157,900	4,948,586
Six Flags Entertainment Corp.	117,700	5,292,969
		14,459,215
Household Durables - 1.82%
Whirlpool Corp.	18,000	3,025,800
Independent Power and Renewable Electricity Producers - 1.42%
Abengoa Yield PLC (a)	104,000	2,367,040
Insurance - 6.74%
Hartford Financial Services Group, Inc.	79,200	3,639,240
MetLife, Inc.	61,600	3,086,160
Prudential Financial, Inc.	55,500	4,478,850
		11,204,250
Media - 8.81%

AMC Entertainment Holdings, Inc.	138,000	3,999,240
Nexstar Broadcasting Group, Inc.	59,200	2,751,616
Sinclair Broadcast Group, Inc.	166,061	4,447,113
Time Warner, Inc.	48,700	3,462,570
		14,660,539
Oil, Gas & Consumable Fuels - 4.66%
Occidental Petroleum Corp.	43,100	3,146,731
Williams Cos, Inc.	95,400	4,598,280
		7,745,011
Paper & Forest Products - 2.32%
International Paper Co.	89,400	3,856,716
Pharmaceuticals - 7.85%
Pfizer, Inc.	115,500	3,721,410
Sanofi - ADR	93,500	4,574,020
Teva Pharmaceutical Industries Ltd. - ADR	73,900	4,759,899
		13,055,329
Semiconductors & Semiconductor Equipment - 2.34%
Teradyne, Inc.	215,575	3,888,973
Specialty Retail - 2.29%
Williams-Sonoma, Inc.	50,100	3,809,103
Textiles, Apparel & Luxury Goods - 2.25%
Ralph Lauren Corp.	33,700	3,747,103
TOTAL COMMON STOCKS (Cost $141,767,808)		142,431,855

Real Estate Investment Trusts* - 12.02%
Crown Castle International Corp.	45,000	3,752,550
Gaming & Leisure Properties, Inc.	148,012	4,579,491
Lamar Advertising Co.	73,056	3,896,807
NorthStar Realty Finance Corp.	312,500	4,390,625
Outfront Media, Inc.	149,042	3,372,821
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,475,445)		19,992,294

	Contracts
PURCHASED OPTIONS - 1.50%
SPDR S&P 500 ETF Trust
Expiration: December 2015, Exercise Price: $170.00 (b)	750	261,000
Expiration: December 2015, Exercise Price: $190.00 (b)	750	574,500
Expiration: January 2016, Exercise Price: $171.00 (b)	600	232,800
Expiration: March 2016, Exercise Price: $171.00 (b)	975	535,762
Expiration: March 2016, Exercise Price: $186.00 (b)	1,020	884,340
TOTAL PURCHASED OPTIONS (Cost $2,587,682)		2,488,402

	Shares
SHORT-TERM INVESTMENTS - 5.29%
First American U.S. Treasury Money Market Fund, 0.020% (c)	8,800,022	8,800,022
TOTAL SHORT-TERM INVESTMENTS (Cost $8,800,022)		8,800,022

Total Investments (Cost $175,630,957) - 104.43%		173,712,573
Liabilities in Excess of Other Assets - (4.43)%		(7,365,237)
TOTAL NET ASSETS - 100.00%		$166,347,336

Percentages are stated as a percent of net assets.

*	All or portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Non-income producing security,
(c)	Variable rate security; the rate shown represents the rate at August 31, 2015.
ADR	American Depositary Receipt

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Equity Income Plus Fund
Schedule of Written Options
August 31, 2015 (Unaudited)

	Contracts	Value
CALL OPTIONS
Abengoa Yield PLC (a)
Expiration: November 2015, Exercise Price: $22.50	1,040	$306,800
ADT Corp.
Expiration: October 2015, Exercise Price: $34.00	280	24,080
Expiration: January 2016, Exercise Price: $36.00	1,155	139,755
AMC Entertainment Holdings, Inc.
Expiration: September 2015, Exercise Price: $29.00	1,380	149,040
Apollo Global Management, LLC
Expiration: September 2015, Exercise Price: $25.00	563	3,378
Expiration: December 2015, Exercise Price: $21.00	7	350
Expiration: December 2015, Exercise Price: $25.00	1,700	21,250
Apple, Inc.
Expiration: November 2015, Exercise Price: $125.00	352	87,648
Aramark
Expiration: October 2015, Exercise Price: $30.00	1,579	335,537
Baxalta, Inc.
Expiration: November 2015, Exercise Price: $30.00	1,040	618,800
Capital One Financial Corp.
Expiration: September 2015, Exercise Price: $82.50	110	3,300
Expiration: October 2015, Exercise Price: $77.50	248	77,376
Expiration: October 2015, Exercise Price: $80.00	247	45,201
Crown Castle International Corp.
Expiration: October 2015, Exercise Price: $85.00	450	65,700
CVS Health Corp.
Expiration: November 2015, Exercise Price: $110.00	322	51,842
Expiration: January 2016, Exercise Price: $95.00	110	115,500
Delta Air Lines, Inc.
Expiration: December 2015, Exercise Price: $49.00	976	170,800
Discover Financial Services
Expiration: October 2015, Exercise Price: $60.00	770	25,025
Gaming & Leisure Properties, Inc.
Expiration: October 2015, Exercise Price: $32.00	150	9,000
Expiration: October 2015, Exercise Price: $37.00	1,330	19,950
Gilead Sciences, Inc.
Expiration: November 2015, Exercise Price: $115.00	450	133,200
Harley-Davidson, Inc.
Expiration: November 2015, Exercise Price: $60.00	566	82,070
Hartford Financial Services Group, Inc.
Expiration: September 2015, Exercise Price: $43.00	792	283,140
International Paper Co.
Expiration: January 2016, Exercise Price: $44.00	894	236,910
Lamar Advertising Co.
Expiration: October 2015, Exercise Price: $60.00	730	21,170
Lazard Ltd. (a)
Expiration: October 2015, Exercise Price: $55.00	668	48,430

McKesson Corp.
Expiration: February 2016, Exercise Price: $230.00	196	94,080
Medtronic PLC (a)
Expiration: November 2015, Exercise Price: $77.50	468	58,032
MetLife, Inc.
Expiration: December 2015, Exercise Price: $60.00	616	15,400
Mondelez International, Inc.
Expiration: September 2015, Exercise Price: $42.00	699	101,355
Expiration: January 2016, Exercise Price: $40.00	240	101,400
Nexstar Broadcasting Group, Inc.
Expiration: November 2015, Exercise Price: $45.00	592	287,120
NorthStar Realty Finance Corp.
Expiration: September 2015, Exercise Price: $16.00	520	2,600
Expiration: September 2015, Exercise Price: $18.00	2,145	21,450
Expiration: September 2015, Exercise Price: $20.00	460	1,150
Occidental Petroleum Corp.
Expiration: November 2015, Exercise Price: $72.50	431	181,020
Outfront Media, Inc.
Expiration: December 2015, Exercise Price: $23.00	625	62,500
Expiration: December 2015, Exercise Price: $27.00	865	23,788
Pfizer, Inc.
Expiration: November 2015, Exercise Price: $35.00	875	33,250
Expiration: January 2016, Exercise Price: $32.00	280	53,480
Prudential Financial, Inc.
Expiration: September 2015, Exercise Price: $82.50	370	61,420
Expiration: December 2015, Exercise Price: $82.50	185	72,150
Ralph Lauren Corp.
Expiration: October 2015, Exercise Price: $125.00	337	26,960
Sanofi (a)
Expiration: September 2015, Exercise Price: $55.00	935	9,350
Sinclair Broadcast Group, Inc.
Expiration: September 2015, Exercise Price: $30.00	1,660	37,350
Six Flags Entertainment Corp.
Expiration: December 2015, Exercise Price: $40.00	216	115,560
Expiration: March 2016, Exercise Price: $50.00	961	118,203
Teradyne, Inc.
Expiration: October 2015, Exercise Price: $16.00	500	112,500
Expiration: October 2015, Exercise Price: $19.00	1,655	74,475
Teva Pharmaceutical Industries Ltd. (a)
Expiration: December 2015, Exercise Price: $70.00	739	114,545
Time Warner, Inc.
Expiration: October 2015, Exercise Price: $75.00	116	22,504
Expiration: October 2015, Exercise Price: $77.50	371	38,213
Walgreens Boots Alliance, Inc.
Expiration: October 2015, Exercise Price: $95.00	420	26,880
Expiration: January 2016, Exercise Price: $80.00	94	89,300
WestRock Co.
Expiration: October 2015, Exercise Price: $60.00	642	125,190
Whirlpool Corp.
Expiration: December 2015, Exercise Price: $190.00	180	66,600
Williams Cos, Inc.
Expiration: October 2015, Exercise Price: $52.50	954	252,810

Williams-Sonoma, Inc.
Expiration: November 2015, Exercise Price: $85.00	415	48,140
Expiration: January 2016, Exercise Price: $77.50	86	38,442
TOTAL CALL OPTIONS		5,562,469

TOTAL WRITTEN OPTIONS (Premiums received $6,786,024)		$5,562,469

(a)	Foreign issued security.

The accompanying notes are an integral part of these schedule of investments.

Footnotes to the Schedules of Investments
August 31, 2015 (Unaudited)

The cost basis of investments for federal income tax purposes at August 31, 2015 for M.D. Sass Short Term U.S. Government Agency Income Fund and M.D. Sass Equity Income Plus Fund (the "Funds") were as follows*:

	M.D. Sass Short Term U.S. Government Agency Income Fund	M.D. Sass Equity Income Plus Fund
Cost of investments	$115,370,321	$175,630,957
Gross unrealized appreciation- Equities	$1,891,196	$8,641,002
Gross unrealized appreciation- Options	-	2,683,418
Gross unrealized depreciation- Equities	(1,338,520)	(10,460,106)
Gross unrealized depreciation- Options	-	(1,559,142)
Net unrealized appreciation	$552,676	$(694,828)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information for M.D. Sass Short Term U.S. Government Agency Income Fund and M.D. Sass Equity Income Plus Fund, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day and will generally classified as level 2. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust's Board of Trustees.
These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.
These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities - U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced ("TBAs")
securities and mortgage pass-through certificates. TBA securities and mortgage passthroughs are generally valued using dealer quotations. These securities are typically categorized in level 2 of the fair value hierarchy.

Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO").
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the options on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as level 2.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value ("NAV") of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proces. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interet income is recognized on an accrual basis. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at August 31, 2015

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund’s investments carried at fair value:

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$142,431,855	$-	$-	$142,431,855
Real Estate Investment Trusts	19,992,294	-	-	19,992,294
Purchased Options	1,952,640	535,762	-	2,488,402
Total Equities	164,376,789	535,762	-	164,912,551
Short-Term Investments	8,800,022	-	-	8,800,022
Total Investments in Securities	$173,176,811	$535,762	$-	$173,712,573

Liabilities:
Written Options	$2,960,781	$2,601,688	$-	$5,562,469
Total Liabilities	$2,960,781	$2,601,688	$-	$5,562,469

(1) See the Schedule of Investments for industry classifications.

M.D. Sass Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$-	$84,029,883	$-	$84,029,883
U.S. Government Note/Bond	-	14,878,377	-	14,878,377
Total Fixed Income	-	98,908,260	-	98,908,260
Short-Term Investments	17,014,737	-	-	17,014,737
Total Investments in Securities	$17,014,737	$98,908,260	$-	$115,922,997

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of August 31, 2015.

The Funds measure Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2015 the
Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The M.D. Sass Short Term U.S. Government Agency Income Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2015.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2015 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$ 2,488,402	Options written, at value	$ 5,562,469
Total		$ 2,488,402		$ 5,562,469

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		867,011	867,557	1,734,568
Total		$ 867,011	$ 867,557	$ 1,734,568

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$ 1,477,867	$ 1,411,470	$ 2,889,337
Total		$ 1,477,867	$ 1,411,470	$ 2,889,337

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers_______

By (Signature and Title)*___ /s/ John Buckel___________
John Buckel, President

Date      10/16/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* __ /s/ John Buckel__________ _     _
John Buckel, President

Date      10/16/15

By (Signature and Title)* __/s/ Jennifer Lima_ _________
Jennifer Lima

Date      10/16/15

* Print the name and title of each signing officer under his or her signature.